Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 169,265	$ 179,132
Prepaid expenses and other current assets	20,741	17,424
Inventories	2,986	0
Total current assets	192,992	196,556
Property and equipment, net of accumulated depreciation	24,215	31,273
Deferred financing costs, net of accumulated amortization	28,867	0
Other assets	10,984	1,704
TOTAL ASSETS	257,058	229,533
Current liabilities:
Accounts payable and accrued expenses	211,336	27,482
Customer deposits	0	35,000
Convertible note payable, net of discount of $1,053,696 and $0, respectively	274,123	0
Derivative note liabilities	1,256,159	0
Short-term debt - related party	45,707	0
Unearned revenues	59,056	0
Total current liabilities	1,846,381	62,482
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock, $0.0001 par value, 2,000,000,000 shares authorized; 395,369,204 and 378,033,149 shares issued and outstanding, respectively	39,536	37,802
Additional paid-in capital	1,752,443	1,332,431
Accumulated deficit	(3,365,780)	(1,205,081)
Other comprehensive income (loss)	(15,522)	1,899
Total stockholders' equity (deficit)	(1,589,323)	167,051
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 257,058	$ 229,533